Business Segment Information - Major customers (Details) - Net Sales. - Customer concentration	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Anheuser-Busch InBev and subsidiaries
Major Customers
Percentage of consolidated net sales	14.00%	7.00%	10.00%
Coca-Cola Bottlers' Sales & Services Company LLC
Major Customers
Percentage of consolidated net sales	11.00%	9.00%	11.00%
U.S. Government
Major Customers
Percentage of consolidated net sales	9.00%	9.00%	10.00%
Molson Coors Brewing Company and subsidiaries
Major Customers
Percentage of consolidated net sales	7.00%	9.00%	11.00%